Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks		$ 20,729	$ 19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments		266,038	270,130
Trading assets (1)	[1]	74,397	64,815
Investment securities:
Available-for-sale, at fair value		308,364	267,358
Held-to-maturity, at cost (fair value $99,155 and $80,567)		99,583	80,197
Mortgages held for sale (includes $22,042 and $13,539 carried at fair value)	[2]	26,309	19,603
Loans held for sale		80	279
Loans (includes $758 and $5,316 carried at fair value)	[2]	967,604	916,559
Allowance for loan losses		(11,419)	(11,545)
Net loans		956,185	905,014
Mortgage servicing rights:
Measured at fair value		12,959	12,415
Amortized		1,406	1,308
Premises and equipment, net		8,333	8,704
Goodwill		26,693	25,529
Net amounts in consolidated balance sheet, asset		14,498	17,656
Other assets (includes $3,275 and $3,065 carried at fair value)	[1],[2]	114,541	95,513
Total assets	[3]	1,930,115	1,787,632
Liabilities
Noninterest-bearing deposits		375,967	351,579
Interest-bearing deposits		930,112	871,733
Total deposits		1,306,079	1,223,312
Short-term borrowings		96,781	97,528
Net amounts in consolidated balance sheet, liability		14,492	13,920
Accrued expenses and other liabilities	[1]	57,189	59,445
Long-term debt		255,077	199,536
Total liabilities	[4]	1,729,618	1,593,741
Wells Fargo stockholders' equity:
Preferred stock		24,551	22,214
Common stock – $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares		9,136	9,136
Additional paid-in capital		60,234	60,714
Retained earnings		133,075	120,866
Cumulative other comprehensive income (loss)		(3,137)	297
Treasury stock – 465,702,148 shares and 389,682,664 shares		(22,713)	(18,867)
Unearned ESOP shares		(1,565)	(1,362)
Total Wells Fargo stockholders' equity		199,581	192,998
Noncontrolling interests		916	893
Total equity		200,497	193,891
Total liabilities and equity		$ 1,930,115	$ 1,787,632

[1]	(1)Prior period has been revised to conform to the current period presentation of reporting derivative assets and liabilities separately. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[3]	(3)Our consolidated assets at December 31, 2016 and 2015, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $168 million and $157 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $74 million and $0 million; Trading assets, $130 million and $0 million; Investment securities, $0 million and $425 million; Net loans, $12.6 billion and $4.8 billion; Derivative assets, $1 million and $1 million; Other assets, $452 million and $242 million; and Total assets, $13.4 billion and $5.6 billion, respectively.
[4]	(4)Our consolidated liabilities at December 31, 2016 and 2015, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $33 million and $47 million; Accrued expenses and other liabilities, $107 million and $10 million; Long-term debt, $3.7 billion and $1.3 billion; and Total liabilities, $3.8 billion and $1.4 billion, respectively.